DERIVATIVES AND HEDGING	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING

NOTE 7: DERIVATIVES AND HEDGING

The Company uses derivative instruments primarily to manage exposures to foreign currency exchange rate and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

The fair values of derivative instruments and the balance sheet items to which they were recorded are summarized as follows:

	Balance sheet line
	item	December 31
		2025	2024
Derivatives designated as hedging instruments:

Foreign exchange contracts	Prepaid expenses and other current assets	$20,168	$2,984
		$20,168	$2,984
Derivatives not designated as hedging instruments:
		$—	$—
Total		$20,168	$2,984

The effect of derivative instruments on cash flow hedging, as well as the effect of instruments not designated as hedge and the relationship between income and other comprehensive income for the years ended December 31, 2025 and December 31, 2024, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized gains on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Year ended		Year ended		Year ended
	December 31		December 31		December 31
	2025	2024	2025	2024	2025	2024

Derivatives designated as hedging instruments:

Foreign exchange
contracts	$31,218	$(961)	$16,453	$5,861	$(252)	$—
Total	31,218	(961)	16,453	5,861	(252)	—

Derivatives not designated as hedging instruments:

	—	—	—	—	—	—
Total	—	—	—	—	—	—

(*) Classified in operating expenses in the consolidated statement of operations.

The notional amounts of the outstanding derivatives are summarized as follows:

	As of December 31,
	2025	2024
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$188,088	$209,487
	$188,088	$209,487